OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

April 26, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Senior Floating Rate Fund
Initial Registration Statement on Form N-1A

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer Senior Floating Rate Fund (the “Fund”). This filing consists of the documents comprising the Registrant’s initial registration statement on Form N-1A (the “Registration Statement”).

     The Fund is currently registered as a closed-end investment company (File No. 811-09373; Registration No. 333-128848). On April 1, 2010, The Fund filed a definitive proxy statement requesting that the Fund’s shareholders approve the conversion of the Fund from a closed-end investment company to an open-end investment company (the “Conversion”). Subject to the Fund’s shareholders’ approval of the Conversion, this filing is being made to register an indefinite number of shares of the Fund under the 1933 Act on Form N-1A pursuant to Section 24(f) under the 1940 Act.

     The Registration Statement contains disclosure regarding the Fund’s investment objectives, policies and techniques that is substantially similar to disclosure in the Fund’s current registration statement on Form N-2. The Registration Statement also contains disclosure regarding the operation of the Fund, including the purchase and redemption of Fund shares, that differs from disclosure in the Fund’s current registration statement on Form N-2 but that is substantially similar to disclosure in the registration statements of other registered, open-end funds in the OppenheimerFunds complex.

This filing contains a delaying amendment as indicated on the facing sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration Statement shall become effective, or until such date as the Commission, acing pursuant to Section 8(a), shall determine.  Pursuant to our conversation with the Staff of the Commission on April 21, 2010, we plan to ask for accelerated effectiveness of the Registration Statement on or about June 25, 2010.

Securities and Exchange Commission

Oppenheimer Senior Floating Rate Fund

April 26, 2010

In order to expedite review and achieve consistency in how we address the disclosure requirements we request that you address any comments on this filing, to the undersigned:

Nancy Vann
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281
212-323-0310
nvann@oppenheimerfunds.com

Sincerely,

/s/ Garrett Broadrup

Garrett Broadrup

Vice President & Associate Counsel

cc:     Kate Ives

         Nancy Vann

         Carlos Santiago

         Misty Russell

         Gloria LaFond